INTERESTS IN JOINT ARRANGEMENTS (Tables)	12 Months Ended
Dec. 31, 2022
Joint operations [member]
Disclosure of joint operations [line items]
Disclosure of joint operations [text block]
The following tables set forth summarized financial information of the more significant interests in joint arrangements, which qualify as joint operations:

	12-31-2022		12-31-2021
Celulosa y Energía Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	478,480	114,012	384,960	162,106
Non-current	1,982,237	141,588	2,036,696	210,981
Equity	-	2,205,117	-	2,048,569
Total joint arrangement	2,460,717	2,460,717	2,421,656	2,421,656
Investment	1,102,559		1,024,285

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	1,108,952	917,391
Expenses	(636,797)	(575,745)
Joint arrangement net income (loss)	472,155	341,646

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Forestal Cono Sur S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	30,769	5,894	23,068	2,502
Non-current	158,787	4,119	167,159	10,618
Equity	-	179,543	-	177,107
Total joint arrangement	189,556	189,556	190,227	190,227
Investment	89,772		88,554

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	2,870	10,596
Expenses	(434)	(6,935)
Joint arrangement net income (loss)	2,436	3,661

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Eufores S.A. (consolidated)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	125,027	193,423	133,384	189,643
Non-current	892,452	119,050	892,020	147,006
Equity	-	705,006	-	688,755
Total joint arrangement	1,017,479	1,017,479	1,025,404	1,025,404
Investment	352,503		344,378

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	252,524	230,089
Expenses	(237,338)	(202,423)
Joint arrangement net income (loss)	15,186	27,666

	12-31-2022		12-31-2021
Zona Franca Punta Pereira S.A.	Assets	Liabilities	Assets	Liabilities
(Uruguay)	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	13,824	101,385	6,712	101,698
Non-current	432,769	-	442,624	13,014
Equity	-	345,208	-	334,624
Total joint arrangement	446,593	446,593	449,336	449,336
Investment	172,604		167,312

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	20,703	18,235
Expenses	(10,120)	(17,106)
Joint arrangement net income (loss)	10,583	1,129

Joint ventures [member]
Disclosure of joint operations [line items]
Disclosure of joint ventures [text block]
The following tables set forth summarized financial information of the more significant interests in joint ventures accounted in for equity method and its movements are presented in Note 15:

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Eka Chile S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	17,673	4,821	16,083	4,980
Non-current	39,496	5,347	38,056	4,913
Equity	-	47,001	-	44,246
Total joint arrangement	57,169	57,169	54,139	54,139
Investment	23,501		22,123

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	45,335	42,788
Expenses	(41,580)	(40,568)
Joint arrangement net income (loss)	3,755	2,220
Other comprehensive income	-	-
Comprehensive income	3,755	2,220
Dividends	500	594

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Sonae Arauco S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	320,837	229,330	288,650	334,620
Non-current	668,138	352,759	699,984	247,006
Equity	-	406,886	-	407,008
Total joint arrangement	988,975	988,975	988,634	988,634
Net assets	180,896		179,027
Net asset adjustment (goodwill)	22,547		24,477
Investment	203,443		203,504

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	1,241,698	1,153,385
Expenses	(1,159,060)	(1,082,798)
Joint arrangement net income (loss)	82,638	70,587
Other comprehensive income	-	-
Comprehensive income	82,638	70,587
Dividends	33,176	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Agrícola El Paque SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	966	1,360	1,493	201
Non-current	18,914	5,450	15,455	4,162
Equity	-	13,070	-	12,585
Total joint arrangement	19,880	19,880	16,948	16,948
Investment	6,534		6,293

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	379	47
Joint arrangement net income (loss)	379	47
Other comprehensive income	-	-
Comprehensive income	379	47
Dividends	-	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
Parque Eólico Ovejera del Sur SpA.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	100	224	157	86
Non-current	2,885	-	2,298	-
Equity	-	2,761	-	2,369
Total joint arrangement	2,985	2,985	2,455	2,455
Investment	1,381		1,185

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(43)	(21)
Joint arrangement net income (loss)	(43)	(21)
Other comprehensive income	-	-
Comprehensive income	(43)	(21)
Dividends	-	-

	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
E2E S.A.	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	7,361	20,327	8,138	1,094
Non-current	20,914	11,301	28,357	3,078
Equity	-	(3,353)	-	32,323
Total joint arrangement	28,275	28,275	36,495	36,495
Investment	(1,677)		16,162

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	2,183	743
Expenses	(35,759)	(11,133)
Joint arrangement net income (loss)	(33,576)	(10,390)
Other comprehensive income	-	-
Comprehensive income	(33,576)	(10,390)
Dividends	-	-

Agrícola San Gerardo SpA.	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	844	62	765	61
Non-current	5,661	2,871	4,929	2,125
Equity	-	3,572	-	3,508
Total joint arrangement	6,505	6,505	5,694	5,694
Investment	1,786		1,754

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	109	(52)
Joint arrangement net income (loss)	109	(52)
Other comprehensive income	-	-
Comprehensive income	109	(52)
Dividends	-	-

Agrícola Fresno SpA	12-31-2022		12-31-2021
	Assets	Liabilities	Assets	Liabilities
	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current	28,952	1,657	15,663	88
Non-current	58,755	7,232	10,485	2,225
Equity	-	78,818	-	23,835
Total joint arrangement	87,707	87,707	26,148	26,148
Investment	39,409		11,918

	12-31-2022	12-31-2021
	ThU.S.$	ThU.S.$
Income	-	-
Expenses	(33)	(49)
Joint arrangement net income (loss)	(33)	(49)
Other comprehensive income	-	-
Comprehensive income	(33)	(49)
Dividends	-	-